Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 20, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class R
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.94%	0.63%	2.29%
Performance Inception Date	[1]	Jun. 05, 2026
Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(0.18%)	(0.39%)	0.92%
Class R | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		0.54%	0.06%	1.20%
CLASS A
Prospectus [Line Items]
Performance Inception Date		May 31, 2002
FTSE EPRA/NAREIT Developed Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.58%	2.76%	3.25%
MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.15%	12.17%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. The inception date of the Fund's Class A shares is May 31, 2002. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.